Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of presentation and principle of consolidation

As the reorganization in Note 1 (the “Reorganization”) was accounted for as restructuring of entities under common control, the accompanying consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to these entities for all periods presented. The financial statements presented herein represent (1) up until the date of the consummation of the Reorganization, the consolidated financial statements of the Company (including its subsidiary of Amelia) and Jiabin HK (including its subsidiaries of Jiangxi JB, Fuzhou JB, Fuzhou Feiyi and Xuzhou JB); (2) subsequent to the consummation of the Reorganization, the consolidated financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

The accompanying consolidated financial statements for the years ended December 31, 2023, 2024 and 2025 have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities Exchange Commission (“SEC”).

The accompanying consolidated financial statements reflect the activities of SLG Cayman and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Amelia Global Limited (“Amelia”)	January 8, 2021	BVI	100%	Investment holding
Jiabin Logistics Network Limited (“Jiabin HK”)	May 10, 2017	Hong Kong	100%	Investment holding
Jiangxi Jiabin Logistics Network Co., Limited (“Jiangxi JB”)	July 25, 2017	PRC	100%	Investment holding
Fuzhou Jiabin Modern Logistics Park Co., Limited (“Fuzhou JB”)	July 26, 2017	PRC	100%	Industrial raw materials line-haul transportation services
Fuzhou Feiyi Automobile Service Co., Limited (“Fuzhou Feiyi”)	October 22, 2020	PRC	100%	Vehicle repair and maintenance services
Xuzhou Jiabin Supply Chain Limited (Xuzhou JB”)	December 18, 2025	PRC	100%	Industrial raw materials line-haul transportation services

Emerging Growth Company

The Group is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to optout is irrevocable. The Group has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Group, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Group’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. The accounting estimates required to be made by management include, but not limited to, allowance for expected credit losses of receivables, determination of the useful lives of long-lived assets, impairment of long-lived assets, operating lease right-of-use assets, and operating lease liabilities. Actual results could differ from the estimates, and as such, differences could be material to the consolidated financial statements.

Cash

Cash comprises cash at banks. The Group considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents.

Inventories

Inventories primarily comprise tires and spare parts. Inventories are measured at the lower of cost or net realizable value under the first-in, first-out method.

Accounts receivable and allowance for expected credit losses of receivables

Effective January 1, 2023, the Group adopted Accounting Standards Codification (“ASC”) Topic 326, Financial Instruments—Credit Losses, which introduces the Current Expected Credit Losses (“CECL”) model for measuring credit losses on financial assets measured at amortized cost. The CECL model requires recognition of lifetime expected credit losses based on historical experience, current conditions, and reasonable and supportable forecasts. The adoption of ASC 326 did not have a material impact on the Group’s consolidated financial statements or related disclosures.

Accounts receivable are stated at their original invoiced amounts, net of an allowance for credit losses. Accounts receivable are considered overdue after 90 days. The Group estimates credit losses on accounts receivable using the CECL model, considering factors such as historical collection experience, aging of receivables, customer credit history and financial condition, as well as current and forecasted economic and industry conditions. The adequacy of the allowance is reviewed regularly and adjusted when necessary. Accounts receivable balances are written off against the allowance when collection is deemed remote and all collection efforts have been exhausted.

Loans that the Group has the intent and ability to hold for the foreseeable future or until maturity or payoff are carried at amortized cost, net of an allowance for credit losses, if any. Amortized cost includes the principal balance outstanding, net of any deferred loan fees and costs. Interest income is accrued on the unpaid principal balance, and accrued interest receivable is presented within “Loan and interest receivable from third-party suppliers” and “Loan receivable from controlling shareholder,” respectively, on the consolidated balance sheet. Credit losses on loans are estimated using the CECL model based on relevant internal and external factors, including borrower creditworthiness and macroeconomic conditions.

Deferred offering costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing, printing and other offering related costs. As of October 15, 2025, the Company successfully listed in the US Nasdaq and the accumulated deferred IPO cost was RMB18,897,732. Hence, these deferred IPO costs had charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

Prepayments

Prepayments are advances to suppliers for future services or purchases to be rendered or completed. For any advances to suppliers that management determines will not be converted into purchases or be refunded, the Group will recognize an allowance for such balances. Management reviews its advances to suppliers on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of December 31, 2024 and 2025, no allowance for the credit losses were deemed necessary for prepayments.

Other current assets

Other current assets primarily include estimated value-added-tax deductible in the future, and other receivables which consisted of rental deposits and security deposits. Management reviews the pools of other receivables and changes in payment trends and records allowances when management believes the collection of amounts due is at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of December 31, 2024 and 2025, no allowance for the credit losses were deemed necessary for other receivables.

Leases

The Group is a lessee of non-cancellable operating leases. The Group determines if an arrangement is a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Group are currently classified as operating leases. The Group accounts operating lease under FASB Accounting Standards Codification (“ASC”) 842, Leases, and recognizes operating lease right-of-use (“ROU”) assets, and operating lease liabilities on the balance sheets for its operating leases accordingly.

ROU assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and operating lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term.

When determining the lease term, at lease commencement date, the Group considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The interest rate used to determine the present value of future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date.

The lease standard (ACS 842) provides practical expedients for an entity’s ongoing accounting. The Group elected to apply the short-term lease exception for leases with a lease term of 12 months or less at commencement. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Group evaluates the impairment of its ROU assets consistently with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future cash flows of the related operations. For the years ended December 31, 2024 and 2025, the Group did not recognize any impairment loss against its ROU assets.

Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation or accumulated amortization, and impairment losses, if applicable. Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service, after considering the estimated residual value which is 5% of costs. The estimated useful lives of property, equipment and software are as follows:

Building	20 years
Leasehold improvements	Shorter of remaining lease term or useful life
Computer equipment	3 years
Office equipment	5 years
Transportation equipment	5 years
Computer software	3 to 10 years

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of income and comprehensive income under other income or expenses.

Construction-in-progress is stated at cost, which relates to construction cost of our office building. No depreciation expense is recorded on construction-in-progress until such time as the relevant assets are completed and put into use.

Land use right, net

Land use right, net, represents amounts paid for the right to use land in the PRC and is recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the agreement, which is 50 years.

Land in the PRC is owned by the PRC government. The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period of time. Thus, all of the Group’s land purchases in the PRC are considered to be leasehold land and are classified as land use rights.

Impairment of long-lived assets

The Group reviews long-lived assets, including property, equipment and software, ROU assets and land use right, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended December 31, 2024 and 2025, no impairment of long-lived assets were recognized.

Revenue recognition

The Group follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers (“ASC 606”) for revenue recognition. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Group satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Group generates revenues mainly from providing transportation services. The following table identifies the disaggregation of the Group’s revenue for the years ended December 31, 2023, 2024 and 2025, respectively:

		As of December 31,
Revenue Categories	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Transportation services
Paper	362,041,851	363,692,217	312,747,990	44,710,859
Steel	55,855,246	49,091,841	47,427,177	6,780,251
Coal	124,940,110	117,527,842	73,714,690	10,538,348
Food and others	163,825,473	147,904,228	194,618,165	27,822,866
Total	706,662,680	678,216,128	628,508,022	89,852,324

The following table presents revenue classified by timing of revenue recognition for the years ended December 31, 2023, 2024 and 2025, respectively.

		As of December 31,
Revenue Categories	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Point in time	168,555	6,301	6,418	918
Over time	706,494,125	678,209,827	628,501,604	89,851,406
Total	706,662,680	678,216,128	628,508,022	89,852,324

The Group has elected to apply the practical expedient, to apply ASC 606 at a portfolio level according to ASU 2014-09. Revenue recognition policies are as follows:

Transportation services

The Group derives its transportation service revenue by providing transportation services based on customers’ orders. The performance obligation specified in customer orders is to transport customer’s goods on a shipment-by-shipment basis. The transaction price is predetermined mainly according to the distance of the transportation as well as the volume of the goods. The transportation revenue is recognized over time, as the customer simultaneously receives and consumes the benefit of the service during the transit period. If transportation is interrupted mid-route, the customer has the ability to engage an alternative transport provider without duplicating work already performed. The transit period can vary based on origin and destination, but usually can be fulfilled within one day to three days. Contracts still in transit at period end are not material. Generally, the credit term is within three months. There is no other obligation in our contracts, such as return, refund or warranties.

Fuzhou Feiyi also provides vehicle repair and maintenance services and sales of tires or spare parts to its customers and recognizes revenue at point in time as the Group completes the services or control transferred to the customers. These revenues were less than 1% and insignificant and were not separately presented in the consolidated statements of income.

Principal and Agent Considerations

In the Group’s transportation business, the Group utilizes independent contractors and third-party carriers in the performances of transportation services as and when needed. GAAP requires us to evaluate, using a control model, whether the Group itself promises to provide services to the customers (as a principal) or to arrange for services to be provided by another party (as an agent). Based on the Group’s evaluation using a control model, the Group determined that in all of its major business activities, it serves as a principal rather than an agent within their revenue arrangements. Revenue and the associated purchased transportation costs are both reported on a gross basis within the consolidated statements of income and comprehensive income.

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If a company performs by transferring goods or services to a customer before the customer pays consideration or before a payment is due, a contract asset is recognized for the earned consideration that is unbilled. Contract assets are subject to impairment assessment.

The Group generally bills their customers in the following months. The Group’s contract assets contain earned but unbilled revenue associated with contract work that has been completed but not paid by customers, that are generally due once the transportation services are confirmed by both parties and VAT invoice is issued. As of December 31, 2024 and 2025 the balance of contract assets was RMB63,584,323 and RMB48,079,453 (US$6,873,501), respectively.

	As of December 31,
Contract Assets	2024	2025	2025
	RMB	RMB	US$
Balance at beginning of the year	67,565,629	63,584,323	9,090,097
Reversal during the year	(67,565,629)	(63,584,323)	(9,090,097)
Recognized to revenue during the year	63,584,323	48,079,453	6,873,501
Impairment during the year	-	-	-
Ending balance	63,584,323	48,079,453	6,873,501

Contract liabilities

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related services. Contract liabilities are recognized as revenue when the Group performs the services under the contract. As of December 31, 2024 and 2025, contract liabilities amounted to RMB236,821 and RMB255,288 (US$36,496), respectively, which were presented as “Advances from customers”. All contract liabilities were recognized as revenue in the following year.

Interest income and other income

Other income, net primarily consists of government subsidies.

The Company’s PRC-based subsidiaries received government subsidies from certain local governments. The receipt of such subsidy income for the years ended December 31, 2023, 2024 and 2025 is not contingent upon any further actions or performance of the Company’s PRC subsidiaries and the amounts do not have to be refunded under any circumstances. Subsidies are recognized as other income which is included in the consolidated statements of income upon receipt as further performance by the Company’s PRC subsidiaries is not required.

Interest income, net consists of accrued interest income from loans provided to two third-party suppliers and interest earned on bank deposits, offset by interest expense for short-term bank loans (see Note 10).

Value-added tax (“VAT”)

The Company’s subsidiaries in PRC are subject to VAT and related surcharges on revenue generated from providing services. Revenue from providing services including transportation service is generally subject to VAT at applicable tax rates and subsequently paid to PRC tax authorities after netting input VAT on purchase. The excess of output VAT over input VAT is reflected as VAT tax payable which was included in other current liabilities.

The PRC VAT rate is 9% for taxpayers providing transportation services for the years ended December 31, 2023, 2024 and 2025.

Cost of revenues

The Group’s cost of revenue is primarily comprised of the transportation service costs paid to truckers through third-party management and administrative companies, fuel costs, depreciation of self-owned trucks, and other miscellaneous costs include taxes and charges, insurance fees and maintenance fees.

Selling expenses

Selling expenses consist primarily of employee related expenses for business development, rental and travel expenses.

General and administrative

General and administrative expenses consist primarily of employee related expenses for general corporate functions, including accounting, finance, tax, legal and human relations; costs associated with these functions including depreciation and amortization expenses, rental and other general corporate related expenses.

Research and development costs

The Group generally expenses research and development costs as incurred and are included as part of general and administrative expenses. Research and development expenses for years ended December 31, 2023, 2024 and 2025 were not significant.

The Group defers certain costs related to the software development activities associated with certain software which the Group has determined have future economic benefit. Management periodically reviews and revises, when necessary, its estimate of future benefit of these costs and expenses them if it deems there no longer is a future benefit. The Group has one software for internal use, Transportation Management System (TMS). As of December 31, 2024 and 2025, software development cost capitalized net of amortization was RMB286,389 and RMB278,710, respectively, which is included as property, equipment and software, net.

Income taxes

The Group accounts for income taxes under ASC 740, Income Taxes. Provision for income taxes consists of current taxes and deferred taxes.

Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is recognized in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group does not consider that there was any uncertain tax positions as of December 31, 2024 and 2025.

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments.

The Group uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”), i.e. the Group’s chief executive officer, for making decisions, allocating resources and assessing performance. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group does not distinguish revenues, costs and expenses between segments in its internal reporting, but instead reports costs and expenses by nature as a whole.

Earnings per share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS further takes into account of the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the years ended December 31, 2023, 2024 and 2025, the Group had no dilutive securities.

On October 16, 2025, the Company completed its initial public offering and issued 1,000,000 ordinary shares.

On December 4, 2025, the Company issued 2,000,000 ordinary shares to a third-party consultant under the 2025 securities incentive plan. These shares were fully vested and non-forfeitable at grant and are therefore included in the basic EPS denominator from December 4, 2025.

The above issuances are reflected in the weighted-average number of shares based on the number of days they were outstanding during the year.

Share based compensation

The Group recognizes share-based compensation based on the grant-date fair value of equity instruments issued, measured in accordance with ASC 718. Compensation cost is recognized over the requisite service period. For consultant awards where services are required solely from the grant date through December 31, 2025, and no further service obligations exist, the associated compensation expense is fully recognized within fiscal year 2025.

Foreign currency translation and transactions

The functional currencies of the Group are the local currency of the country in which the subsidiaries operate. The reporting currency of the Group is the Renminbi (“RMB”). The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholder’s equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency in the consolidated statement of income and comprehensive income.

The functional currency of entities incorporated in Cayman and BVI is the U.S. dollar. The functional currency of entities incorporated in Hong Kong is the Hong Kong dollar (“HKD”). The Company’s subsidiaries with operations in PRC use the local currency, Renminbi (“RMB”), as their functional currencies. An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements.

Convenience translation

Translations of amounts in the consolidated balance sheet, and the related consolidated statements of income and comprehensive income, changes in shareholder’s equity and cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = RMB6.9949 on December 31, 2025, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 — Quoted prices in active markets for identical assets and liabilities.

Level 2 — Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Unless otherwise disclosed, the fair value of the Group’s financial instruments, including cash, accounts receivable, prepayments and other receivables, accounts and other payables, due to related parties, short-term bank loans, income tax payables and current operating lease liabilities, approximates their recorded values due to their short-term maturities.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

The adoption of accounting policy and recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures intended to enhance transparency and decision usefulness of income tax disclosures. This guidance is effective for public entities for annual periods beginning after December 15, 2024 and for annual periods beginning after December 15, 2025 for all other entities, and the guidance should be applied prospectively. The Group are permitted to early adopt and can choose to apply the guidance retrospectively. When adopted, The Group expects the guidance to have an impact on disclosures only and to not have a material effect on our financial position or results of operations. The Group are still considering if the Group will apply the standard prospectively or retrospectively.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures intended to improve reportable segment disclosures and to enhance disclosures about significant reportable segment expenses. This guidance is effective for public entities fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and is required to be applied retrospectively to all prior periods presented. Because the amendments do not change the methodology for the identification of operating segments, the aggregation of those operating segments or the application of the quantitative thresholds to determine reportable segments, the Group do not expect the guidance to have a material effect on our financial position or results of operations.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) and No. 2025-01, Income Statement— Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which will require additional disclosure of the nature of expenses included in the income statement in response to longstanding requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard will be effective for public companies for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Group is currently evaluating the impact of adopting this guidance on the Group’s consolidated financial statements.

The Group considers the applicability and impact of all accounting standards updates. Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Group’s consolidated financial statements.

Subsequent Events

The Group evaluates all events and transactions that occur after December 31, 2025 up to the date when the Group issued the consolidated financial statements. Other than the event disclosed elsewhere in the consolidated financial statements, there is no other subsequent event has occurred that would require adjustment or disclosure in the Group’s consolidated financial statements.